Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Segment Information
45.	Segment Information

a)	General information

The Group uses the product line as basis for providing information to the chief operating decision-maker. The Group currently divides the sales order district into three major product lines: video IoT, security convergence and other. The chief operating decision-maker makes decision concerning financial management as well as evaluation of the business performance based on these three product lines; therefore, the reportable segments are video IoT, security convergence and other.

b)	Measurement of segment information

The Group evaluates the performance of the operating segments based on a measure of revenue and income before tax, in a manner consistent with that in the consolidated statements of comprehensive income (loss). The accounting policies of the operating segments are in agreement with the material accounting policies in the consolidated financial statements for the year ended December 31, 2023. Sale transactions among segments are based on arms-length principle.

c)	Reconciliation of segment income, assets and liabilities

The segment information provided to the chief operating decision-maker for the reportable segments is as follows:

	Year ended December 31, 2023
			Other	Adjustment and
	Security Convergence	Video IoT	segment (Note 1)	write-off (Note 2)	Consolidation
Revenue from external customers	$61,789,671	$2,905,320	$-	$-	$64,694,991
Inter-segment revenue	11,697,729	39,339	-	(11,737,068)	-
Total segment revenue	$73,487,400	$2,944,659	$-	$(11,737,068)	$64,694,991
Segment gain (loss) before tax	$28,283,481	$(3,547,581)	$(7,948,575)	$224,277	$17,011,602
Segment including :
Depreciation	$476,605	$26,637	$19,721	$-	$522,963
Amortization	$102,736	$4,633	$618,662	$-	$726,031
Interest income	$(309,605)	$(16,394)	$(444,411)	$-	$(770,410)
Interest expense	$529,750	$34,553	$253,762	$-	$818,065
Tax expense	$3,370,891	$142,928	$2,171	$-	$3,515,990
Segment assets	$85,334,926	$9,137,251	$113,310,681	$(92,349,110)	$115,437,748
Segment liabilities	$50,490,134	$16,486,654	$83,970,880	$(89,661,653)	$61,336,015

	Year ended December 31, 2022
			Other	Adjustment and
	Security Convergence	Video IoT	segment (Note 1)	write-off (Note 2)	Consolidation
Revenue from external customers	$12,710,421	$9,698,387	$-	$-	$22,408,808
Inter-segment revenue	149,771	826,548	-	(976,319)	-
Total segment revenue	$12,860,192	$10,524,935	$-	$(976,319)	$22,408,808
Segment loss before tax	$(2,848,847)	$(6,750,899)	$(77,507,110)	$-	$(87,106,856)
Segment including :
Depreciation	$2,490,896	$3,447,091	$180	$-	$5,938,167
Amortization	$967,557	$720,061	$-	$-	$1,687,618
Interest income	$(9,861)	$(36,235)	$(189,816)	$-	$(235,912)
Interest expense	$221,215	$336,045	$278,013	$-	$835,273
Tax expense	$81,248	$346,946	$2,174	$-	$430,368
Segment assets	$22,387,916	$30,228,118	$45,236,856	$(32,592,012)	$65,260,878
Segment liabilities	$21,790,810	$26,070,168	$19,088,347	$(30,231,630)	$36,717,695

	Year ended December 31, 2021
			Other	Adjustment and
	Security Convergence	Video IoT	segment (Note 1)	write-off (Note 2)	Consolidation
Revenue from external customers	$12,055,359	$30,187,504	$-	$-	$42,242,863
Inter-segment revenue	253,027	1,327,955	-	(1,580,982)	-
Total segment revenue	$12,308,386	$31,515,459	$-	$(1,580,982)	$42,242,863
Segment loss before tax	$(1,178,204)	$(6,095,996)	$(1,512,539)	$-	$(8,786,739)
Segment including :
Depreciation	$2,146,285	$4,239,714	$-	$-	$6,385,999
Amortization	$743,540	$1,617,469	$-	$-	$2,361,009
Interest income	$(1,827)	$(26,683)	$(9,359)	$-	$(37,869)
Interest expense	$207,329	$336,965	$122,055	$-	$666,349
Tax (benefit) expense	$(22,795)	$(216,817)	$1,167	$-	$(238,445)
Segment assets	$30,187,283	$70,605,865	$69,274,230	$(75,136,675)	$94,930,703
Segment liabilities	$27,663,770	$56,571,772	$14,098,995	$(49,332,937)	$49,001,600

Note 1:	Other segment is composed of holding companies and oversea subsidiaries which are excluded from reportable segments of Security Convergence or Video IoT.

Note 2:	Adjustment and write-off represents elimination for intercompany transactions for consolidation purpose.

d)	Reconciliation for segment income (loss)

i)	Sales between segments are carried out at arm’s length. The revenue from external customers reported to the chief operating decision-maker is measured in a manner consistent with that in the consolidated statements of comprehensive income (loss).

ii)	Please refer to Note 45 c) for information on total consolidated profit or loss after reconciliation and reconciliation for profit after tax of reportable segments during the current period.

e)	Information on product and service

The main businesses of the Group are providing information, software and data processing services. Please refer to Note 45 for the disclosure information by products and services.

f)	Geographical information

Geographical information for the years ended December 31, 2023, 2022 and 2021 is as follows:

	Year ended December 31, 2023		Year ended December 31, 2022		Year ended December 31, 2021
	Revenue	Non-current assets	Revenue	Non-current assets	Revenue	Non-current assets
Asia
-Taiwan	$64,615,921	$15,821,531	$14,706,318	$16,716,816	$37,433,251	$33,026,486
-Hong Kong	63,615	3,695,405	7,687,126	704	4,797,685	5,616,651
-Others	-	47,964	10,774	-	8,417	2,010
Americas	-	895	4,590	1,431	3,510	158
Cayman Islands	-	65,578	-	537,684	-	-
Other regions	15,455	5,874,406	-	-	-	-
	$64,694,991	$25,505,779	$22,408,808	$17,256,635	$42,242,863	$38,645,305

Revenues by geography are determined based on the region of the Group’s contracting entity, which may be different than the region of the customer. Revenue from Taiwan accounted for approximately 99, 66 and 89 percent of total revenue during fiscal 2023, 2022 and 2021, respectively. Non-current assets by geography are based on physical location.

g)	Major customer information

Information of major customers that exceed 10% of the revenue in the statements of comprehensive income for each of the three years in the period ended December 31, 2023 is as follows:

		Year ended December 31, 2023		Year ended December 31, 2022		Year ended December 31, 2021
	Location	Revenue	Segment	Revenue	Segment	Revenue	Segment
Customer A	Singapore	$-	Not applicable	$5,388,482	Security Convergence	$-	Not applicable
Customer B	Taiwan	-	Not applicable	3,691,803	Security Convergence	-	Not applicable
Customer C	Taiwan	8,129,968	Not applicable	-	Not applicable	6,592,017	Note 1
Customer D	Taiwan	-	Not applicable	-	Not applicable	3,696,945	Video IoT
Customer E	Egypt	52,271,731	Security Convergence	-	Not applicable	-	Not applicable

Note 1:	The Group sells products from both segments, Video IoT and security convergence.

Note 2:	No customer above mentioned accounted for over 10% of total accounts receivable as of December 31, 2022 and 2021.